CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Deficiency	Total UMeWorld Limited Stockholders Deficiency	Noncontrolling Interest	Total
Beginning Balance, Amount at Sep. 30, 2014	$ 8,904	$ 24,727,453	$ (2,980)	$ (25,777,160)	$ (1,043,783)	$ 187,380	$ (856,403)
Beginning Balance, Shares at Sep. 30, 2014	89,036,000
Warrants issued		485,912			485,912		485,912
Foreign Currency Translation			1,694		1,694	424	2,118
Non-Controlling Interest						15,625	15,625
Net Loss for the year				(1,370,750)	(1,370,750)		(1,370,750)
Ending Balance, Amount at Sep. 30, 2015	$ 8,904	25,213,365	(1,286)	(27,147,910)	(1,926,927)	203,429	(1,723,498)
Ending Balance, Shares at Sep. 30, 2015	89,036,000
Warrants issued		566,760			566,760		566,760
Stock issued for Services, Amount	$ 30	89,970			90,000		90,000
Stock issued for Services, Shares	300,000
Foreign Currency Translation			(602)		(602)	(150)	(752)
Non-Controlling Interest						15,612	15,612
Net Loss for the year				(1,768,095)	(1,768,095)		(1,768,095)
Ending Balance, Amount at Sep. 30, 2016	$ 8,934	$ 25,870,095	$ (1,888)	$ (28,916,005)	$ (3,038,864)	$ 218,891	$ (2,819,973)
Ending Balance, Shares at Sep. 30, 2016	89,336,000